March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5 of TOLIC
File No. 811-08158, CIK 0000914836
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TOLIC, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds, Federated Insurance Series, Janus Aspen Series; ING Investors Trust, Schwab Annuity Portfolios, SteinRoe Variable Investment, and Wells Fargo Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed February 24, 2006

•	AIM Variable Insurance Funds (CIK: 896435) filed March 3, 2006

•	Federated Insurance Series (CIK: 912577) filed March 1, 2006

•	Janus Aspen Series (CIK: 906185) filed February 24, 2006

•	ING Investors Trust (CIK: 916764) filed March 10, 2006

•	Schwab Annuity Portfolios (CIK: 918266) filed March 2, 2006

•	SteinRoe Variable Investment (CIK: 815425) filed March 9, 2006

•	Wells Fargo Variable Trust (CIK:1081402) filed March 7, 2006

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Occidental Life Insurance Company